Mineral Properties and Exploration Expenses (Tables)	9 Months Ended
Sep. 30, 2012
Mineral Properties and Exploration Expenses [Abstract]
Schedule of Net Book Value of Assets Transferred on Sale
Reclamation bonds	$245,221
Buildings and equipment	$753,605
Participating interest in mineral property	$1,758,685
$2,757,511